Financial instruments - additional disclosures (Details 12) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 828	$ 1,195
Fair value of other financial assets sold	3	254
Listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 438	$ 888
Number of investments in equity instruments designated at fair value through other comprehensive income	46	40
Non-listed equity securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities	$ 390	$ 307
Number of investments in equity instruments designated at fair value through other comprehensive income	65	60
Alcon
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of other financial assets sold	$ 22	$ 9
Alcon | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	7	1
Others | Total fair value adjustments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gain (loss) on sale of other financial assets	$ 3	$ 211